Note 5 - Investment in Interest-Earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2014	2013
	(In Thousands)
Due in one year or less	$2,337	$3,042
Due after one year through five years	4,323	4,591
	$6,660	$7,633